EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY.
EQUITY

NOTE 15 – EQUITY

a)    Share capital

As of 31 December 2024, the Group’s authorised and paid-in share capital consists of 325,998,290 (2023:325,998,290) shares with TRY0.20 (2023: TRY0.20) nominal value each. The historic value of paid-in capital is TRY65,200 thousand as of 31 December 2024 and 2023. As of 31 December 2024, 40,000,000 of the shares consist of A group shares (owned by Hanzade Vasfiye Doğan Boyner) and the remaining 285,998,290 shares are B group shares (owned by Hanzade Vasfiye Doğan Boyner and other shareholders).

In Ordinary and Extraordinary General Assembly meetings, each Class A share grants 15 (fifteen) votes to the shareholders who own these shares and each of Class B share grants one vote to the shareholders, provided that provisions of the Turkish Commercial Code are reserved. As disclosed in notes 1 and 26, the Group’s controlling shareholder has changed on 29 January 2025 and all outstanding Class A shares automatically converted into Class B shares on that date.

NOTE 15 – EQUITY (Continued)

a)    Share capital (Continued)

Share capital (restated values of shares) as of 31 December 2024 and 2023 is as follows:

	2024	Share (%)	2023	Share (%)

TurkCommerce B.V.	94,682	13%	94,682	13%
Hanzade Vasfiye Doğan Boyner	154,293	21%	154,293	21%
Vuslat Doğan Sabancı	107,198	15%	107,198	15%
Yaşar Begümhan Doğan Faralyalı	107,198	15%	107,198	15%
Arzuhan Doğan Yalçındağ	97,772	14%	97,772	14%
Işıl Doğan	4,489	<1	4,489	<1
Other (*)	10,223	2%	10,223	2%
Public shares	144,105	20%	144,105	20%

	719,960	100	719,960	100

(*)Represents the nominal value of treasury shares acquired.

b)    Share premium

Share premium as of 31 December 2024 and 2023 is as follows:

	2024	2023

Share premium	20,910,909	20,910,909

	20,910,909	20,910,909

c)    Treasury shares

According to a contribution agreement entered into between the Company and TurkCommerce B.V. on 28 September 2023, TurkCommerce B.V. agreed to contribute TRY175,882 thousand (USD3,975 thousand) towards the settlement amount (Note 12) and the Company agreed to purchase 4,615,384 Class B ordinary shares of the Company from TurkCommerce B.V. against payment of TRY245,217 thousand (USD5,732 thousand) which was partially offset by the 175,882 thousand settlement contribution amount owed by TurkCommerce B.V. The share buyback was approved by the Board of Directors on 22 August 2023. The transaction regarding acquisition of 4,615,384 Class B ordinary shares of the Company from TurkCommerce B.V. was completed on 18 October 2023.

The Class B ordinary shares purchased in this transaction are expected to be delivered to share based payment plan participants under the Company’s Revised Incentive Plan adopted by the Board of Directors on 24 April 2023.